As filed with the Securities and Exchange Commission on March 14, 2016

1933 Act File No. 333-104972

1940 Act File No. 811-21339

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 23 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 24 ☒

Morgan Stanley

Institutional Liquidity Funds

(Exact Name of Registrant as Specified in Charter)

522 Fifth Avenue
New York, New York 10036

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 548-7786

Joseph C. Benedetti, Esq.
Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

(Name and Address of Agent for Service)

Copy to:

Carl Frischling, Esq. Kramer Levin Naftalis & Frankel LLP 1177 Avenue of the Americas New York, New York 10036	Stuart M. Strauss, Esq. Dechert LLP 1095 Avenue of the Americas New York, New York 10036

It is proposed that this filing will become effective (check appropriate box)

Immediately upon filing pursuant to paragraph (b)
☒	On March 31, 2016 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 21 to its Registration Statement until March 31, 2016.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 21 under the Securities Act of 1933 and Amendment No. 22 under the Investment Company Act of 1940, filed on January 15, 2016, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of March, 2016.

MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS

/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 23 has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE		TITLE	DATE

(1) Principal Executive Officer		President and Principal Executive Officer	March 14, 2016

By	/s/ John H. Gernon
John H. Gernon

(2) Principal Financial Officer		Principal Financial Officer	March 14, 2016

By	/s/ Francis J. Smith
Francis J. Smith

(3) Majority of the Trustees

INDEPENDENT TRUSTEES
Frank L. Bowman		Joseph J. Kearns
Kathleen A. Dennis		Michael F. Klein
Nancy C. Everett		Michael E. Nugent (Chairman)
Jakki L. Haussler		W. Allen Reed
Dr. Manuel H. Johnson		Fergus Reid

By	/s/ Carl Frischling		March 14, 2016
Carl Frischling
Attorney-In-Fact for the
Independent Trustees

INTERESTED TRUSTEE
James F. Higgins

By	/s/ Joseph C. Benedetti		March 14, 2016
Joseph C. Benedetti
Attorney-In-Fact for the
Interested Trustee